CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Common Stock	Treasury Stock, Preferred	Common Stock	Common Stock Common Stock	Treasury Stock	Preferred Stock	Additional Paid in Capital	Additional Paid in Capital Common Stock	Additional Paid in Capital Treasury Stock, Preferred	Retained Earnings
Beginning Balance at Dec. 31, 2018	$ 465,834			$ 103		$ (737)	$ 55	$ 355,134			$ 111,279
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income/(loss)	16,038										16,038
Issuance of common stock	6,600			4				6,596
Repurchase and cancellation of common stock		$ (4,153)			$ (2)				$ (4,151)
Cancellation of common treasury stock	0			(1)		737		(736)
Share based compensation	120							120
Mezzanine equity measurement	(199)										(199)
Preferred share dividends declared	(11,498)										(11,498)
Ending Balance at Dec. 31, 2019	472,742			104		0	55	356,963			115,620
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income/(loss)	(12,905)										(12,905)
Issuance of common stock	3,300			3				3,297
Repurchase and cancellation of common stock		$ (6,012)	$ (89)		$ (5)				$ (6,007)	$ (89)
Share based compensation	120							120
Mezzanine equity measurement	(908)										(908)
Preferred share dividends declared	(11,501)										(11,501)
Ending Balance at Dec. 31, 2020	444,747			102		0	55	354,284			90,306
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income/(loss)	174,348										174,348
Issuance of common stock	71,537			20				71,517
Share based compensation	120							120
Preferred share dividends declared	(11,064)										(11,064)
Offering expenses of "at-the-market" common stock equity offering	719							719
Mezzanine equity measurement	271										271
Ending Balance at Dec. 31, 2021	$ 679,240			$ 122		$ 0	$ 55	$ 425,202			$ 253,861